Meeder Funds®
6125 Memorial Drive
Dublin, Ohio 43017
(614) 766-7000

July 20, 2016

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Meeder Funds® (Commission File Nos. 2-85378 and 811-3462)

Dear Sir or Madam:

Pursuant to Rule 497(c) under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for the above-referenced Registrant as it pertains to its prospectus.  The attached XBRL-coded prospectus disclosure is based on the disclosure found in the final form of the Trust’s prospectus dated April 29, 2016 as filed on April 29, 2016 pursuant to Rule 497(c).

Sincerely,

/s/ Maggie Bull

Maggie Bull
Legal Counsel